DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS - 98.6%
Argentina - 0.0% (A)
Globant SA (B)	379	$ 78,684

Australia - 7.1%
Afterpay, Ltd. (B)	2,433	188,089
AGL Energy, Ltd. (C)	6,483	47,650
Alumina, Ltd.	24,458	32,413
AMP, Ltd.	35,924	34,612
Ampol, Ltd.	2,480	46,372
APA Group (C)	12,278	93,702
Aristocrat Leisure, Ltd.	6,645	173,851
ASX, Ltd. (C)	2,015	109,042
Atlas Arteria, Ltd.	9,980	45,228
Atlassian Corp. PLC, Class A (B)	1,384	291,692
Aurizon Holdings, Ltd.	19,299	57,326
AusNet Services (C)	19,382	27,089
Australia & New Zealand Banking Group, Ltd.	29,611	635,550
Bendigo & Adelaide Bank, Ltd.	5,529	42,364
BHP Group PLC	21,978	635,116
BHP Group, Ltd.	30,655	1,057,682
BlueScope Steel, Ltd.	5,242	77,256
Boral, Ltd. (B)	10,714	44,800
Brambles, Ltd.	15,299	123,283
CIMIC Group, Ltd. (B) (C)	745	9,981
Coca-Cola Amatil, Ltd.	5,198	53,170
Cochlear, Ltd. (C)	684	109,909
Coles Group, Ltd.	13,881	169,265
Commonwealth Bank of Australia	18,461	1,210,637
Computershare, Ltd.	5,890	67,471
Crown Resorts, Ltd. (B) (C)	3,735	33,454
CSL, Ltd.	4,735	954,437
Dexus, REIT	11,302	83,930
Domino’s Pizza Enterprises, Ltd. (C)	657	48,164
Evolution Mining, Ltd.	17,780	55,252
Fortescue Metals Group, Ltd.	17,301	263,414
Goodman Group, REIT	17,494	241,436
GPT Group, REIT	20,270	71,018
Harvey Norman Holdings, Ltd. (C)	7,131	31,122
Incitec Pivot, Ltd. (B)	20,211	44,796
Insurance Australia Group, Ltd.	25,652	91,437
Lendlease Corp., Ltd.	7,163	70,488
Macquarie Group, Ltd.	3,539	411,950
Magellan Financial Group, Ltd. (C)	1,491	51,296
Medibank Pvt, Ltd.	28,658	61,117
Mirvac Group, REIT	40,974	78,020
National Australia Bank, Ltd.	34,310	679,438
Newcrest Mining, Ltd.	8,497	158,040
Northern Star Resources, Ltd.	12,107	87,418
Oil Search, Ltd. (C)	19,244	60,094
Orica, Ltd. (C)	4,234	44,986
Origin Energy, Ltd.	18,327	65,467
Qantas Airways, Ltd. (B)	9,617	37,283
QBE Insurance Group, Ltd.	15,306	112,148
Ramsay Health Care, Ltd. (C)	1,929	98,438
REA Group, Ltd. (C)	522	56,353
Santos, Ltd.	19,495	105,423
Scentre Group, REIT	54,011	116,008
SEEK, Ltd. (B)	3,674	79,780
Seven Group Holdings, Ltd. (C)	1,377	23,650
Sonic Healthcare, Ltd.	4,972	132,883
South32, Ltd.	49,749	106,475
Stockland, REIT	24,840	83,245

	Shares	Value
COMMON STOCKS (continued)
Australia (continued)
Suncorp Group, Ltd.	13,326	$ 100,483
Sydney Airport (B) (C)	13,761	64,878
Tabcorp Holdings, Ltd.	23,072	82,241
Telstra Corp., Ltd.	43,317	112,174
TPG Telecom, Ltd. (C)	3,870	18,658
Transurban Group (C)	28,492	289,056
Treasury Wine Estates, Ltd.	7,507	59,178
Vicinity Centres, REIT (C)	40,265	50,755
Washington H Soul Pattinson & Co., Ltd. (C)	1,295	31,149
Wesfarmers, Ltd.	11,799	473,330
Westpac Banking Corp.	38,175	709,745
WiseTech Global, Ltd.	1,623	35,910
Woodside Petroleum, Ltd.	10,013	183,034
Woolworths Group, Ltd.	13,167	409,871
Worley, Ltd.	3,314	26,478

		12,668,950

Austria - 0.3%
ams AG (B)	2,854	57,132
Andritz AG (C)	747	33,661
BAWAG Group AG (D)	724	37,474
CA Immobilien Anlagen AG	740	31,397
Erste Group Bank AG (B)	3,086	104,892
EVN AG	393	8,480
Flughafen Wien AG (B)	96	3,300
Immofinanz AG (B) (C)	1,001	20,482
Mayr Melnhof Karton AG	89	18,347
Oesterreichische Post AG (C)	330	14,467
OMV AG	1,498	76,163
Raiffeisen Bank International AG (B)	1,403	30,885
Strabag SE	149	5,280
Telekom Austria AG	1,452	11,468
UNIQA Insurance Group AG	1,190	8,951
Verbund AG (C)	709	51,664
Vienna Insurance Group AG Wiener Versicherung Gruppe	373	9,688
voestalpine AG	1,152	47,835
Wienerberger AG	1,199	43,967

		615,533

Belgium - 1.0%
Ackermans & van Haaren NV	234	37,293
Ageas SA	1,923	116,531
Anheuser-Busch InBev SA	8,810	556,548
Elia Group SA (C)	350	38,626
Etablissements Franz Colruyt NV	652	38,974
Galapagos NV (B)	497	38,622
Groupe Bruxelles Lambert SA	1,226	127,175
KBC Group NV (B)	3,512	255,915
Proximus SADP	1,618	35,294
Sofina SA	164	55,608
Solvay SA	760	94,861
Telenet Group Holding NV	497	20,199
UCB SA	1,316	125,468
Umicore SA	2,077	110,411
Warehouses de Pauw CVA, REIT	1,420	47,030

		1,698,555

Chile - 0.0% (A)
Antofagasta PLC	3,591	83,731

China - 0.2%
China Evergrande New Energy Vehicle Group, Ltd. (B) (C)	23,000	170,996

Transamerica ETF Trust	Page 1

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
China (continued)
ENN Energy Holdings, Ltd.	7,900	$ 126,714
Fosun International, Ltd.	25,500	35,686

		333,396

Czech Republic - 0.0% (A)
Avast PLC (D)	7,922	49,841

Denmark - 2.1%
AP Moller - Maersk A/S, Class A	33	72,019
AP Moller - Maersk A/S, Class B	66	153,685
Carlsberg A/S, Class B	1,060	163,256
Chr Hansen Holding A/S (B)	1,070	97,464
Coloplast A/S, Class B	1,236	186,300
Danske Bank A/S	7,088	132,957
Demant A/S (B)	1,077	45,732
DSV Panalpina A/S	2,130	418,901
Genmab A/S (B)	682	224,928
GN Store Nord AS	1,480	116,801
H. Lundbeck A/S	642	21,985
Novo Nordisk A/S, Class B	17,353	1,178,494
Novozymes A/S, B Shares	2,190	140,614
Orsted AS (D)	1,881	304,535
ROCKWOOL International A/S, B Shares	75	31,693
Tryg A/S (C)	3,202	75,699
Vestas Wind Systems A/S	2,102	432,495

		3,797,558

Finland - 1.3%
Elisa OYJ	1,567	94,184
Fortum OYJ	4,529	121,150
Huhtamaki OYJ	998	45,229
Kesko OYJ, B Shares	2,842	87,112
Kojamo OYJ	1,414	27,720
Kone OYJ, Class B	4,197	343,614
Metso Outotec OYJ	7,332	81,907
Neste OYJ	4,482	238,416
Nokia OYJ (B)	59,059	236,313
Nordea Bank Abp	35,401	349,287
Orion OYJ, Class B (C)	1,104	44,337
Sampo OYJ, A Shares	5,248	237,282
Stora Enso OYJ, R Shares (C)	6,373	119,131
UPM-Kymmene OYJ	5,554	199,941
Wartsila OYJ Abp	5,049	53,015

		2,278,638

France - 9.1%
Aeroports de Paris (B)	278	33,294
Air Liquide SA	4,929	806,972
Airbus SE (B)	6,365	722,195
Amundi SA (B) (D)	632	50,658
AXA SA	21,643	582,126
BioMerieux	431	54,961
BNP Paribas SA (B)	11,965	729,560
Bollore SA	9,504	45,998
Bouygues SA	2,338	93,949
Bureau Veritas SA (B)	3,012	85,916
Capgemini SE	1,669	284,625
Carrefour SA	6,041	109,659
Christian Dior SE	38	23,090
Cie de Saint-Gobain (B)	5,543	327,819
Cie Generale des Etablissements Michelin SCA	1,856	278,450
Credit Agricole SA (B)	13,355	193,769
Danone SA	7,145	491,255
Dassault Systemes SE	1,430	306,556
Electricite de France SA (B)	4,194	56,390

	Shares	Value
COMMON STOCKS (continued)
France (continued)
Engie SA (B)	18,499	$ 263,185
EssilorLuxottica SA	3,106	506,869
Hermes International	363	402,742
Kering SA	768	531,288
L’Oreal SA	2,505	962,140
Legrand SA	2,779	259,072
LVMH Moet Hennessy Louis Vuitton SE	2,784	1,858,842
Orange SA	21,314	263,154
Pernod Ricard SA	2,098	394,648
Safran SA (B)	3,646	497,291
Sanofi	11,922	1,180,504
Sartorius Stedim Biotech	249	102,779
Schneider Electric SE	5,606	858,182
Societe Generale SA (B)	8,259	216,607
Sodexo SA (B)	875	84,101
Teleperformance	611	223,188
Thales SA	1,110	110,524
TOTAL SE (C)	25,998	1,215,342
Veolia Environnement SA	5,549	142,565
Vinci SA	5,109	524,562
Vivendi SE	9,009	296,472
Worldline SA (B) (D)	2,352	197,482

		16,368,781

Germany - 7.6%
adidas AG (B)	1,919	600,387
Allianz SE	4,290	1,094,374
Auto1 Group SE (B) (D)	498	28,299
BASF SE	9,558	795,782
Bayer AG	10,223	648,334
Bayerische Motoren Werke AG	3,320	345,209
Beiersdorf AG	1,023	108,330
BioNTech SE, ADR (B)	99	10,810
Continental AG (B)	1,124	148,881
CureVac NV (B)	156	14,268
Daimler AG	8,684	775,781
Delivery Hero SE (B) (D)	1,630	211,689
Deutsche Bank AG (B)	21,507	257,524
Deutsche Boerse AG	1,977	329,249
Deutsche Post AG	10,186	559,313
Deutsche Telekom AG	33,693	679,921
Deutsche Wohnen SE	3,744	175,045
E.ON SE	23,363	272,498
Evonik Industries AG	1,988	70,469
Fresenius Medical Care AG & Co. KGaA	2,103	155,022
Fresenius SE & Co. KGaA	4,293	191,630
Hannover Rueck SE	627	114,811
HeidelbergCement AG	1,528	139,107
Henkel AG & Co. KGaA	1,027	101,934
Infineon Technologies AG	13,589	577,437
Knorr-Bremse AG	688	86,052
Merck KGaA	1,345	230,477
MTU Aero Engines AG	555	130,915
Muenchener Rueckversicherungs-Gesellschaft AG	1,458	449,988
Puma SE (B)	973	95,534
RWE AG	7,037	276,403
SAP SE	11,378	1,396,362
Sartorius AG	8	3,479
Siemens AG	8,403	1,382,646
Siemens Healthineers AG (D)	2,349	127,548
Symrise AG	1,339	162,723
Talanx AG (B)	552	23,459
TeamViewer AG (B) (D)	1,653	70,775
Traton SE	520	14,057
Uniper SE	1,028	37,309

Transamerica ETF Trust	Page 2

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Germany (continued)
Volkswagen AG	307	$ 111,565
Vonovia SE	5,889	385,519
Zalando SE (B) (D)	1,727	169,768

		13,560,683

Hong Kong - 3.1%
AIA Group, Ltd.	125,800	1,525,888
Alibaba Health Information Technology, Ltd. (B)	44,000	124,510
Bank of East Asia, Ltd.	16,400	34,933
BOC Hong Kong Holdings, Ltd.	37,500	130,958
Budweiser Brewing Co. APAC, Ltd. (C) (D)	17,900	53,416
Chow Tai Fook Jewellery Group, Ltd.	22,800	34,840
CK Asset Holdings, Ltd.	25,500	154,815
CK Hutchison Holdings, Ltd.	28,000	223,115
CK Infrastructure Holdings, Ltd.	6,500	38,627
CLP Holdings, Ltd.	17,000	165,092
Galaxy Entertainment Group, Ltd. (B)	22,000	198,085
Hang Lung Properties, Ltd.	19,000	49,367
Hang Seng Bank, Ltd.	7,600	147,123
Henderson Land Development Co., Ltd.	14,000	62,847
HK Electric Investments & HK Electric Investments, Ltd.	24,000	23,832
HKT Trust & HKT, Ltd.	38,000	54,157
Hong Kong & China Gas Co., Ltd.	111,000	175,614
Hong Kong Exchanges & Clearing, Ltd.	12,400	729,538
Hongkong Land Holdings, Ltd.	12,100	59,411
Jardine Matheson Holdings, Ltd.	2,700	176,553
Jardine Strategic Holdings, Ltd. (C)	1,800	59,436
Link, REIT	21,700	197,617
Melco Resorts & Entertainment, Ltd., ADR	2,183	43,463
MTR Corp., Ltd.	16,000	90,656
New World Development Co., Ltd.	15,000	77,562
Power Assets Holdings, Ltd.	14,000	82,655
Sino Land Co., Ltd.	32,000	44,536
Sun Hung Kai Properties, Ltd.	16,000	242,435
Swire Properties, Ltd.	11,000	34,028
Techtronic Industries Co., Ltd.	18,000	307,932
Wharf Holdings, Ltd.	16,000	42,395
Wharf Real Estate Investment Co., Ltd.	18,000	100,830

		5,486,266

Ireland - 1.1%
CRH PLC	8,169	383,753
DCC PLC	1,054	91,469
Experian PLC	9,584	330,180
Flutter Entertainment PLC (B)	1,588	342,107
ICON PLC (B)	549	107,807
James Hardie Industries PLC, CDI	4,622	140,251
Kerry Group PLC, Class A	1,600	200,647
Kingspan Group PLC	1,606	136,468
Ryanair Holdings PLC, ADR (B)	1,173	134,895
Smurfit Kappa Group PLC	2,685	126,732

		1,994,309

Israel - 0.8%
Airport City, Ltd. (B)	674	9,483
Alony Hetz Properties & Investments, Ltd.	1,527	19,654
Amot Investments, Ltd.	1,915	10,256
Azrieli Group, Ltd.	379	23,424
Bank Hapoalim BM (B)	11,631	90,615
Bank Leumi Le-Israel BM	15,257	100,655
Bayside Land Corp., Ltd.	1,557	12,438
Bezeq The Israeli Telecommunication Corp., Ltd. (B)	21,250	22,756
Check Point Software Technologies, Ltd. (B)	1,153	129,101

	Shares	Value
COMMON STOCKS (continued)
Israel (continued)
Compugen, Ltd. (B) (C)	861	$ 7,396
CyberArk Software, Ltd. (B)	403	52,124
Elbit Systems, Ltd.	258	36,572
Electra, Ltd.	20	10,436
Energix-Renewable Energies, Ltd.	2,312	8,770
Enlight Renewable Energy, Ltd. (B)	9,549	17,926
Fattal Holdings 1998, Ltd. (B)	58	6,286
First International Bank of Israel, Ltd.	543	15,165
Fiverr International, Ltd. (B)	179	38,875
Formula Systems 1985, Ltd.	99	8,755
Harel Insurance Investments & Financial Services, Ltd.	1,201	12,148
ICL Group, Ltd.	7,166	42,054
Inmode, Ltd. (B)	183	13,244
Isracard, Ltd.	1	2
Israel Corp., Ltd. (B)	42	9,862
Israel Discount Bank, Ltd., A Shares	12,113	50,454
JFrog, Ltd. (B)	125	5,546
Kornit Digital, Ltd. (B)	454	45,001
Matrix IT, Ltd.	329	7,895
Maytronics, Ltd.	448	8,153
Melisron, Ltd.	217	12,123
Mivne Real Estate KD, Ltd.	6,175	15,207
Mizrahi Tefahot Bank, Ltd.	1,433	37,446
Nano-X Imaging, Ltd. (B) (C)	134	5,554
Nice, Ltd. (B)	648	140,299
Nova Measuring Instruments, Ltd. (B)	271	23,811
OPC Energy, Ltd. (B)	786	8,026
Paz Oil Co., Ltd.	99	9,108
Phoenix Holdings, Ltd. (B)	1,519	13,351
Plus500, Ltd.	1,112	21,479
Sapiens International Corp. NV	296	9,320
Shapir Engineering & Industry, Ltd.	1,475	10,682
Shikun & Binui, Ltd. (B)	2,367	13,749
Shufersal, Ltd.	2,109	17,380
Strauss Group, Ltd.	518	13,980
Taro Pharmaceutical Industries, Ltd. (B)	92	6,785
Teva Pharmaceutical Industries, Ltd., ADR (B)	11,336	130,818
Tower Semiconductor, Ltd. (B)	1,110	30,980
Wix.com, Ltd. (B)	579	161,668

		1,496,812

Italy - 2.1%
A2A SpA	16,301	29,734
Amplifon SpA (B)	872	32,529
Assicurazioni Generali SpA (B)	12,792	256,487
Atlantia SpA (B)	5,242	98,267
Banca Mediolanum SpA (B)	2,546	24,088
Davide Campari-Milano NV	4,352	48,858
DiaSorin SpA	204	32,799
Enel SpA	80,404	802,578
Eni SpA	26,264	323,930
Ferrari NV	1,332	279,207
FinecoBank Banca Fineco SpA (B)	6,343	104,034
Hera SpA	8,215	31,553
Infrastrutture Wireless Italiane SpA (D)	3,397	37,929
Intesa Sanpaolo SpA (B)	181,975	494,158
Leonardo SpA	4,211	34,169
Mediobanca Banca di Credito Finanziario SpA (B)	7,663	85,164
Moncler SpA (B)	2,070	118,894
Nexi SpA (B) (D)	3,724	65,127
Pirelli & C SpA (B) (D)	4,579	26,919
Poste Italiane SpA (D)	4,757	60,605
Prada SpA (B)	5,300	33,098

Transamerica ETF Trust	Page 3

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Italy (continued)
Prysmian SpA	2,790	$ 90,863
Recordati Industria Chimica e Farmaceutica SpA	1,045	56,337
Snam SpA	22,033	122,433
Telecom Italia SpA	183,959	101,868
Terna Rete Elettrica Nazionale SpA	14,641	110,782
UniCredit SpA (B)	22,117	234,285
UnipolSai Assicurazioni SpA	4,711	14,196

		3,750,891

Japan - 27.1%
ABC-Mart, Inc.	300	16,941
Acom Co., Ltd. (C)	4,800	22,371
Activia Properties, Inc., REIT	7	30,756
Advance Residence Investment Corp., REIT	14	43,964
Advantest Corp.	2,100	183,964
Aeon Co., Ltd.	9,100	271,682
Aeon Mall Co., Ltd.	1,000	17,421
AGC, Inc.	2,400	100,561
Air Water, Inc. (C)	2,400	42,136
Aisin Seiki Co., Ltd. (C)	1,900	72,217
Ajinomoto Co., Inc.	5,700	116,863
Alfresa Holdings Corp.	2,200	42,467
Alps Alpine Co., Ltd. (C)	2,100	27,747
Amada Co., Ltd.	3,700	41,319
ANA Holdings, Inc. (B)	1,700	39,569
Aozora Bank, Ltd.	1,200	27,519
Asahi Group Holdings, Ltd.	5,000	211,086
Asahi Intecc Co., Ltd. (C)	2,400	66,244
Asahi Kasei Corp.	14,500	167,242
Asics Corp.	2,000	31,946
Astellas Pharma, Inc.	19,400	298,813
Azbil Corp. (C)	1,400	60,371
Bandai Namco Holdings, Inc.	2,300	164,289
Bank of Kyoto, Ltd.	800	49,303
Benefit One, Inc.	800	21,278
Benesse Holdings, Inc.	800	16,854
Bridgestone Corp.	6,400	259,186
Brother Industries, Ltd. (C)	2,700	59,840
Calbee, Inc. (C)	1,200	30,646
Canon Marketing Japan, Inc.	600	13,336
Canon, Inc.	11,100	251,382
Capcom Co., Ltd.	1,600	52,054
Casio Computer Co., Ltd. (C)	2,400	45,285
Central Japan Railway Co.	2,100	314,525
Chiba Bank, Ltd.	7,700	50,520
Chubu Electric Power Co., Inc. (C)	7,500	96,719
Chugai Pharmaceutical Co., Ltd.	6,600	268,121
Chugoku Electric Power Co., Inc. (C)	3,400	41,815
Coca-Cola Bottlers Japan Holdings, Inc. (C)	1,600	27,931
COMSYS Holdings Corp.	1,300	40,118
Concordia Financial Group, Ltd. (C)	12,600	51,198
Cosmos Pharmaceutical Corp.	200	31,258
Credit Saison Co., Ltd.	1,600	19,229
CyberAgent, Inc.	4,400	79,359
Dai Nippon Printing Co., Ltd.	2,900	60,861
Dai-ichi Life Holdings, Inc.	11,900	204,831
Daicel Corp. (C)	3,000	23,131
Daifuku Co., Ltd. (C)	1,300	127,529
Daiichi Sankyo Co., Ltd.	19,000	554,525
Daikin Industries, Ltd.	3,100	626,172
Daito Trust Construction Co., Ltd.	700	81,276
Daiwa House Industry Co., Ltd.	6,900	202,379
Daiwa House Investment Corp., REIT	21	56,462
Daiwa Office Investment Corp., REIT	3	21,149

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Daiwa Securities Group, Inc. (C)	15,700	$ 81,285
DeNA Co., Ltd. (C)	900	17,609
Denso Corp.	5,400	359,039
Dentsu Group, Inc.	2,500	80,317
DIC Corp.	900	23,351
Disco Corp.	300	94,344
Dowa Holdings Co., Ltd.	600	25,005
East Japan Railway Co. (C)	3,900	276,671
Ebara Corp.	900	36,774
Eisai Co., Ltd.	3,100	208,135
Electric Power Development Co., Ltd., Class C (C)	1,800	31,504
ENEOS Holdings, Inc.	33,600	152,523
Ezaki Glico Co., Ltd.	600	24,136
Fancl Corp.	800	27,041
FANUC Corp.	2,000	473,937
Fast Retailing Co., Ltd.	700	558,290
FP Corp. (C)	500	20,385
Fuji Electric Co., Ltd.	1,600	66,751
Fuji Media Holdings, Inc.	500	6,131
FUJIFILM Holdings Corp.	4,200	249,757
Fujitsu, Ltd.	1,900	275,113
Fukuoka Financial Group, Inc. (C)	2,000	37,991
GLP J-REIT	45	74,036
GMO internet, Inc.	700	20,081
GMO Payment Gateway, Inc.	400	53,140
Goldwin, Inc.	400	25,629
GungHo Online Entertainment, Inc.	500	9,891
Hachijuni Bank, Ltd.	5,300	19,329
Hakuhodo DY Holdings, Inc. (C)	3,200	53,430
Hamamatsu Photonics KK	1,500	88,778
Hankyu Hanshin Holdings, Inc.	2,600	83,412
Harmonic Drive Systems, Inc.	400	27,077
Haseko Corp.	2,600	36,447
Hikari Tsushin, Inc.	200	40,308
Hino Motors, Ltd.	3,000	25,846
Hirose Electric Co., Ltd.	300	46,208
Hisamitsu Pharmaceutical Co., Inc.	900	58,724
Hitachi Capital Corp.	500	15,171
Hitachi Construction Machinery Co., Ltd.	1,100	35,290
Hitachi Metals, Ltd. (C)	2,100	34,626
Hitachi Transport System, Ltd.	500	16,833
Hitachi, Ltd. (C)	10,100	457,379
Honda Motor Co., Ltd.	17,900	537,648
Hoshizaki Corp.	600	53,647
House Foods Group, Inc.	800	26,353
Hoya Corp.	3,900	459,000
Hulic Co., Ltd.	5,200	61,412
Ibiden Co., Ltd. (C)	1,400	64,489
Idemitsu Kosan Co., Ltd. (C)	2,600	67,153
IHI Corp.	1,600	32,507
Iida Group Holdings Co., Ltd. (C)	1,900	46,013
Industrial & Infrastructure Fund Investment Corp., REIT	22	37,808
Inpex Corp.	11,300	77,310
Isetan Mitsukoshi Holdings, Ltd. (C)	4,100	28,867
Isuzu Motors, Ltd.	6,400	68,865
Ito En, Ltd.	700	43,014
ITOCHU Corp. (C)	14,700	477,185
Itochu Techno-Solutions Corp.	1,000	32,262
Izumi Co., Ltd.	500	19,615
Japan Airlines Co., Ltd. (B)	1,500	33,529
Japan Airport Terminal Co., Ltd. (C)	900	44,308
Japan Exchange Group, Inc.	5,600	131,511
Japan Metropolitan Fund Investment Corp., REIT	73	74,718
Japan Post Bank Co., Ltd. (C)	4,200	40,442

Transamerica ETF Trust	Page 4

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Japan Post Holdings Co., Ltd.	15,500	$ 138,406
Japan Post Insurance Co., Ltd.	2,100	43,216
Japan Prime Realty Investment Corp., REIT	10	37,376
Japan Real Estate Investment Corp., REIT	14	82,733
Japan Tobacco, Inc.	11,400	219,231
JCR Pharmaceuticals Co., Ltd.	700	22,710
JFE Holdings, Inc. (B)	6,000	74,009
JGC Holdings Corp.	2,700	33,133
JSR Corp. (C)	2,200	66,498
JTEKT Corp.	2,600	26,588
Justsystems Corp. (C)	300	16,425
K’s Holdings Corp.	2,000	27,529
Kagome Co., Ltd.	900	28,629
Kajima Corp.	5,200	73,929
Kakaku.com, Inc.	1,400	38,262
Kaken Pharmaceutical Co., Ltd.	400	15,692
Kamigumi Co., Ltd.	1,200	22,773
Kansai Electric Power Co., Inc. (C)	8,600	93,238
Kansai Paint Co., Ltd.	2,700	72,204
Kao Corp.	5,000	330,905
Kawasaki Heavy Industries, Ltd. (B)	1,700	42,185
KDDI Corp.	17,000	522,308
Keihan Holdings Co., Ltd.	1,100	45,792
Keikyu Corp. (C)	2,900	43,854
Keio Corp.	1,300	87,529
Keisei Electric Railway Co., Ltd. (C)	1,800	58,968
Kenedix Office Investment Corp., REIT	4	28,489
Kewpie Corp.	1,200	27,367
Keyence Corp.	1,900	864,371
Kikkoman Corp. (C)	2,000	119,276
Kinden Corp.	1,400	23,882
Kintetsu Group Holdings Co., Ltd.	2,000	76,380
Kirin Holdings Co., Ltd.	9,000	172,710
Kobayashi Pharmaceutical Co., Ltd.	600	56,091
Kobe Bussan Co., Ltd.	1,300	34,882
Koei Tecmo Holdings Co., Ltd.	650	29,206
Koito Manufacturing Co., Ltd. (C)	1,300	87,294
Komatsu, Ltd.	10,100	312,506
Konami Holdings Corp.	1,000	59,638
Kose Corp. (C)	400	56,688
Kubota Corp.	11,900	271,331
Kuraray Co., Ltd.	3,700	42,291
Kurita Water Industries, Ltd.	1,100	47,235
Kyocera Corp.	3,700	235,226
Kyowa Exeo Corp.	1,200	31,732
Kyowa Kirin Co., Ltd.	2,600	77,882
Kyushu Electric Power Co., Inc. (C)	4,900	48,424
Kyushu Railway Co. (C)	1,600	37,271
Lasertec Corp.	800	105,122
Lawson, Inc.	500	24,570
Lion Corp.	3,100	60,569
Lixil Corp.	3,000	83,484
M3, Inc.	4,400	301,470
Mabuchi Motor Co., Ltd.	600	26,416
Makita Corp. (C)	2,900	124,529
Marubeni Corp. (C)	17,200	143,328
Marui Group Co., Ltd. (C)	2,300	43,273
Maruichi Steel Tube, Ltd.	800	18,281
Matsumotokiyoshi Holdings Co., Ltd. (C)	1,000	44,615
Mazda Motor Corp. (C)	6,200	50,610
McDonald’s Holdings Co. Japan, Ltd.	700	32,308
Mebuki Financial Group, Inc.	12,300	29,052
Medipal Holdings Corp.	2,200	42,288
MEIJI Holdings Co., Ltd. (C)	1,500	96,652
Mercari, Inc. (B) (C)	1,000	45,430
Minebea Mitsumi, Inc.	4,400	112,648
MISUMI Group, Inc. (C)	3,000	87,285

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi Chemical Holdings Corp.	14,700	$ 110,403
Mitsubishi Corp. (C)	14,700	416,389
Mitsubishi Electric Corp.	22,300	340,353
Mitsubishi Estate Co., Ltd.	14,500	253,586
Mitsubishi Gas Chemical Co., Inc.	2,200	54,034
Mitsubishi Heavy Industries, Ltd.	3,500	109,244
Mitsubishi Logistics Corp.	800	24,507
Mitsubishi Materials Corp. (C)	1,400	32,738
Mitsubishi Motors Corp. (B) (C)	7,100	20,240
Mitsubishi UFJ Financial Group, Inc. (C)	134,300	719,143
Mitsubishi UFJ Lease & Finance Co., Ltd. (C)	5,600	33,853
Mitsui & Co., Ltd.	17,000	354,154
Mitsui Chemicals, Inc.	2,100	66,421
Mitsui Fudosan Co., Ltd.	10,000	227,466
Mitsui O.S.K. Lines, Ltd. (C)	1,300	45,588
Miura Co., Ltd.	1,200	64,941
Mizuho Financial Group, Inc. (C)	26,400	382,024
MonotaRO Co., Ltd.	2,600	70,447
Morinaga & Co., Ltd.	500	17,896
MS&AD Insurance Group Holdings, Inc.	5,000	147,014
Murata Manufacturing Co., Ltd.	6,700	536,121
Nabtesco Corp.	1,300	59,529
Nagoya Railroad Co., Ltd.	2,000	47,656
Nankai Electric Railway Co., Ltd. (C)	1,200	27,605
NEC Corp.	2,800	165,213
NET One Systems Co., Ltd. (C)	900	28,792
Nexon Co., Ltd.	4,700	152,697
NGK Insulators, Ltd.	2,900	53,119
NGK Spark Plug Co., Ltd. (C)	1,800	31,129
NH Foods, Ltd.	1,100	47,235
Nichirei Corp.	1,400	36,096
Nidec Corp.	5,700	693,027
Nifco, Inc. (C)	900	32,864
Nihon M&A Center, Inc. (C)	3,000	81,258
Nihon Unisys, Ltd. (C)	800	24,688
Nikon Corp. (C)	3,600	33,719
Nintendo Co., Ltd.	1,200	671,240
Nippo Corp.	500	13,665
Nippon Building Fund, Inc., REIT	17	100,154
Nippon Express Co., Ltd.	900	67,113
Nippon Paint Holdings Co., Ltd. (C)	15,000	216,516
Nippon Prologis, Inc., REIT	27	86,864
Nippon Sanso Holdings Corp.	2,200	41,890
Nippon Shinyaku Co., Ltd.	600	44,688
Nippon Shokubai Co., Ltd.	400	22,950
Nippon Steel Corp. (B)	9,900	169,017
Nippon Telegraph & Telephone Corp.	13,400	344,641
Nippon Television Holdings, Inc.	500	6,579
Nippon Yusen KK (C)	1,800	61,493
Nissan Chemical Corp.	1,500	80,226
Nissan Motor Co., Ltd. (B)	25,000	139,344
Nisshin Seifun Group, Inc.	2,700	45,204
Nissin Foods Holdings Co., Ltd. (C)	900	66,869
Nitori Holdings Co., Ltd.	900	174,502
Nitto Denko Corp. (C)	1,700	145,538
NOF Corp.	900	47,158
NOK Corp.	1,300	17,659
Nomura Holdings, Inc.	29,300	154,163
Nomura Real Estate Holdings, Inc.	1,200	28,941
Nomura Real Estate Master Fund, Inc., REIT	49	73,788
Nomura Research Institute, Ltd.	4,100	127,081
NS Solutions Corp.	300	9,529
NSK, Ltd.	5,100	52,385
NTT Data Corp. (C)	6,700	103,865
Obayashi Corp.	7,500	68,891

Transamerica ETF Trust	Page 5

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
OBIC Business Consultants Co., Ltd.	200	$ 10,498
OBIC Co., Ltd. (C)	700	128,154
Odakyu Electric Railway Co., Ltd. (C)	3,600	98,552
Oji Holdings Corp.	10,600	68,684
Olympus Corp.	13,400	277,823
Omron Corp.	2,100	164,199
Ono Pharmaceutical Co., Ltd.	5,200	136,000
Open House Co., Ltd.	800	34,172
Oracle Corp.	300	29,321
Oriental Land Co., Ltd.	2,300	346,041
ORIX Corp.	13,400	226,527
ORIX, Inc., REIT	29	50,494
Osaka Gas Co., Ltd.	4,300	83,938
Otsuka Corp.	1,100	51,566
Otsuka Holdings Co., Ltd.	5,800	246,014
PALTAC Corp.	300	16,262
Pan Pacific International Holdings Corp.	6,300	148,862
Panasonic Corp.	24,300	313,041
Park24 Co., Ltd. (B)	1,200	22,469
PeptiDream, Inc. (B)	1,000	45,792
Persol Holdings Co., Ltd.	2,000	39,167
Pigeon Corp.	1,300	49,412
Pola Orbis Holdings, Inc.	900	21,698
Rakuten, Inc.	8,500	101,462
Recruit Holdings Co., Ltd.	17,600	860,250
Relo Group, Inc.	1,200	25,433
Renesas Electronics Corp. (B)	10,500	114,027
Resona Holdings, Inc.	24,700	103,896
Ricoh Co., Ltd. (C)	7,100	72,221
Rinnai Corp.	400	44,851
Rohm Co., Ltd.	900	88,045
Rohto Pharmaceutical Co., Ltd.	1,200	32,069
Ryohin Keikaku Co., Ltd.	2,700	63,969
Sankyu, Inc.	600	26,389
Santen Pharmaceutical Co., Ltd.	4,200	57,888
SBI Holdings, Inc. (C)	2,500	67,873
Screen Holdings Co., Ltd.	500	44,072
SCSK Corp.	500	29,683
Secom Co., Ltd.	2,200	185,417
Sega Sammy Holdings, Inc.	1,800	28,132
Seibu Holdings, Inc.	2,800	30,914
Seiko Epson Corp. (C)	3,400	55,385
Seino Holdings Co., Ltd.	1,800	25,119
Sekisui Chemical Co., Ltd.	4,700	90,385
Sekisui House, Inc., REIT	45	37,466
Sekisui House, Ltd.	6,800	146,092
Seria Co., Ltd.	500	17,489
Seven & i Holdings Co., Ltd.	8,300	335,230
Seven Bank, Ltd. (C)	7,600	17,401
SG Holdings Co., Ltd.	5,300	121,684
Sharp Corp. (C)	2,200	38,027
Shimadzu Corp.	2,900	105,109
Shimamura Co., Ltd.	300	34,670
Shimano, Inc.	900	214,819
Shimizu Corp.	7,300	59,193
Shin-Etsu Chemical Co., Ltd.	4,100	690,507
Shinsei Bank, Ltd. (C)	1,700	27,523
Shionogi & Co., Ltd.	2,900	156,206
Shiseido Co., Ltd.	4,200	282,103
Shizuoka Bank, Ltd. (C)	5,900	46,453
Showa Denko KK	1,600	45,611
Skylark Holdings Co., Ltd. (B) (C)	2,100	31,471
SMC Corp.	700	407,394
SoftBank Corp. (C)	16,400	213,497
SoftBank Group Corp.	17,200	1,452,272
Sohgo Security Services Co., Ltd.	900	42,597
Sojitz Corp. (C)	11,500	32,471

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
Sompo Holdings, Inc. (C)	3,900	$ 149,718
Sony Corp.	13,100	1,374,611
Sotetsu Holdings, Inc.	900	20,191
Square Enix Holdings Co., Ltd.	900	50,091
Stanley Electric Co., Ltd.	1,600	47,710
Subaru Corp. (C)	6,400	127,653
Sugi Holdings Co., Ltd.	400	31,747
Sumco Corp.	2,600	59,435
Sumitomo Chemical Co., Ltd. (C)	17,200	89,191
Sumitomo Corp. (C)	12,400	176,967
Sumitomo Dainippon Pharma Co., Ltd. (C)	2,000	34,878
Sumitomo Electric Industries, Ltd. (C)	8,300	124,538
Sumitomo Heavy Industries, Ltd.	1,300	36,176
Sumitomo Metal Mining Co., Ltd.	2,800	121,097
Sumitomo Mitsui Financial Group, Inc. (C)	14,300	518,553
Sumitomo Mitsui Trust Holdings, Inc.	3,900	136,200
Sumitomo Realty & Development Co., Ltd.	5,000	176,742
Sumitomo Rubber Industries, Ltd.	1,900	22,439
Sundrug Co., Ltd.	700	25,656
Suntory Beverage & Food, Ltd.	1,300	48,412
Suzuken Co., Ltd.	800	31,312
Suzuki Motor Corp.	5,100	231,923
Sysmex Corp.	1,700	183,462
T&D Holdings, Inc. (C)	6,300	81,301
Taiheiyo Cement Corp.	1,300	34,247
Taisei Corp.	2,200	85,014
Taisho Pharmaceutical Holdings Co., Ltd.	600	38,769
Taiyo Yuden Co., Ltd. (C)	1,400	65,882
Takara Bio, Inc.	500	13,430
Takeda Pharmaceutical Co., Ltd.	16,400	591,439
TBS Holdings, Inc.	400	7,862
TDK Corp.	1,300	180,353
Teijin, Ltd. (C)	2,100	36,242
Terumo Corp.	7,500	271,425
THK Co., Ltd.	1,300	45,059
TIS, Inc.	2,400	57,361
Tobu Railway Co., Ltd.	2,200	59,251
Toho Co., Ltd.	1,500	60,950
Toho Gas Co., Ltd.	1,000	61,810
Tohoku Electric Power Co., Inc.	5,200	49,176
Tokai Carbon Co., Ltd.	2,200	35,578
Tokio Marine Holdings, Inc. (C)	7,300	347,824
Tokyo Century Corp.	600	40,398
Tokyo Electric Power Co. Holdings, Inc. (B)	8,400	28,051
Tokyo Electron, Ltd.	1,600	677,502
Tokyo Gas Co., Ltd.	4,000	89,140
Tokyo Tatemono Co., Ltd.	2,200	33,468
Tokyu Corp.	5,900	78,702
Tokyu Fudosan Holdings Corp. (C)	6,300	37,344
Toppan Printing Co., Ltd.	3,600	60,923
Toray Industries, Inc.	17,000	109,615
Toshiba Corp.	4,400	148,923
Tosoh Corp.	3,400	65,169
TOTO, Ltd.	1,700	104,615
Toyo Seikan Group Holdings, Ltd. (C)	1,700	20,246
Toyo Suisan Kaisha, Ltd.	1,100	46,290
Toyoda Gosei Co., Ltd. (C)	800	21,053
Toyota Boshoku Corp. (C)	900	14,905
Toyota Industries Corp.	2,100	187,385
Toyota Motor Corp.	26,500	2,066,281
Toyota Tsusho Corp.	2,500	105,091
Trend Micro, Inc.	1,500	75,204
Tsumura & Co.	700	25,054
Tsuruha Holdings, Inc.	400	51,692
Ube Industries, Ltd.	1,000	21,339
Unicharm Corp.	4,600	193,367
United Urban Investment Corp., REIT	32	43,033

Transamerica ETF Trust	Page 6

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Japan (continued)
USS Co., Ltd.	2,300	$ 45,043
Welcia Holdings Co., Ltd. (C)	1,100	37,828
West Japan Railway Co.	2,000	111,041
Workman Co., Ltd. (C)	200	14,353
Yakult Honsha Co., Ltd. (C)	1,700	86,154
Yamada Holdings Co., Ltd.	8,100	43,762
Yamaha Corp.	1,700	92,462
Yamaha Motor Co., Ltd.	3,300	80,962
Yamato Holdings Co., Ltd.	3,800	104,371
Yamazaki Baking Co., Ltd.	1,900	30,761
Yaskawa Electric Corp.	2,800	139,620
Yokogawa Electric Corp.	2,500	46,109
Yokohama Rubber Co., Ltd.	1,400	25,086
Z Holdings Corp.	27,600	137,525
Zenkoku Hosho Co., Ltd. (C)	500	22,986
Zensho Holdings Co., Ltd.	1,000	25,620
Zeon Corp.	2,000	32,018
ZOZO, Inc.	1,000	29,593

		48,583,716

Jordan - 0.0% (A)
Hikma Pharmaceuticals PLC	1,671	52,473

Luxembourg - 0.3%
ArcelorMittal SA (B)	7,230	209,291
Ardagh Group SA	194	4,930
Aroundtown SA	12,476	89,005
Eurofins Scientific SE (B)	1,270	121,664
Millicom International Cellular SA, SDR (B)	1,053	40,592
RTL Group SA (B)	386	22,665
SES SA	3,990	31,766
Shurgard Self Storage SA	259	11,826
Tenaris SA	4,914	55,513

		587,252

Macau - 0.1%
Sands China, Ltd. (B)	25,200	125,928
Wynn Macau, Ltd. (B)	15,200	29,561

		155,489

Mexico - 0.0% (A)
Fresnillo PLC	1,917	22,857

Netherlands - 4.9%
Adyen NV (B) (C) (D)	316	706,950
Akzo Nobel NV	1,983	222,061
ASML Holding NV	4,365	2,652,304
EXOR NV	1,179	99,686
Heineken Holding NV	1,049	93,576
Heineken NV (C)	2,458	253,124
ING Groep NV	40,590	497,663
JDE Peet’s NV (B)	728	26,781
Koninklijke Ahold Delhaize NV	11,454	319,720
Koninklijke DSM NV	1,888	320,197
Koninklijke KPN NV	36,737	124,954
Koninklijke Philips NV (B)	9,480	542,329
NN Group NV	3,437	168,407
Prosus NV (B)	4,396	489,795
QIAGEN NV (B)	2,402	116,508
Royal Dutch Shell PLC, A Shares	42,678	832,486
Royal Dutch Shell PLC, B Shares	38,567	710,365
Stellantis NV	23,051	408,653
Wolters Kluwer NV	2,784	242,523

		8,828,082

	Shares	Value
COMMON STOCKS (continued)
New Zealand - 0.4%
a2 Milk Co., Ltd. (B) (C)	7,728	$ 46,654
Auckland International Airport, Ltd. (B)	12,566	68,997
Chorus, Ltd.	4,652	23,067
Contact Energy, Ltd.	7,961	39,084
Fisher & Paykel Healthcare Corp., Ltd.	5,997	134,820
Fletcher Building, Ltd.	8,577	42,529
Genesis Energy, Ltd.	5,321	13,006
Goodman Property Trust, REIT	11,437	18,102
Infratil, Ltd.	7,523	37,540
Mercury NZ, Ltd.	6,521	29,685
Meridian Energy, Ltd.	13,067	49,326
Precinct Properties New Zealand, Ltd.	11,210	12,797
Ryman Healthcare, Ltd.	4,319	46,280
Spark New Zealand, Ltd.	19,271	60,464
Trustpower, Ltd.	716	4,127
Xero, Ltd. (B)	1,252	120,657

		747,135

Norway - 0.9%
Adevinta ASA, B Shares (B)	2,423	35,736
Aker ASA, A Shares	247	18,938
Aker BP ASA	1,124	31,970
Austevoll Seafood ASA	928	11,252
DnB ASA	9,196	196,064
Elkem ASA (D)	2,541	11,073
Entra ASA (D)	1,744	38,797
Equinor ASA	11,187	219,249
Gjensidige Forsikring ASA	1,977	46,459
Kahoot! ASA (B)	3,017	33,859
Kongsberg Gruppen ASA	936	21,491
Leroy Seafood Group ASA	2,914	24,954
LINK Mobility Group Holding ASA (B)	2,650	12,883
Mowi ASA	4,682	116,387
NEL ASA (B)	8,204	24,209
Nordic Semiconductor ASA (B)	1,805	32,415
Norsk Hydro ASA	14,210	91,156
Norwegian Finans Holding ASA (B)	1,749	19,669
Orkla ASA	8,441	82,903
Salmar ASA	566	39,120
Scatec ASA (D)	1,223	37,050
Schibsted ASA, B Shares (B)	1,047	37,531
Schibsted ASA, Class A (B)	832	34,990
SpareBank 1 SR-Bank ASA	1,916	23,567
Storebrand ASA (B)	4,868	49,123
Telenor ASA	6,699	118,107
TGS NOPEC Geophysical Co. ASA	1,221	19,489
Tomra Systems ASA	1,217	52,792
Veidekke ASA	1,138	15,811
Yara International ASA	1,786	93,062

		1,590,106

Poland - 0.0% (A)
Allegro.eu SA (B) (D)	2,236	31,489

Portugal - 0.2%
EDP - Energias de Portugal SA	28,887	165,341
Galp Energia SGPS SA	4,735	55,205
Jeronimo Martins SGPS SA	2,554	43,074
Navigator Co. SA (B)	2,315	7,591
NOS SGPS SA	2,573	9,387

		280,598

Singapore - 1.7%
Ascendas, REIT	33,000	74,911
BOC Aviation, Ltd. (D)	2,200	21,308

Transamerica ETF Trust	Page 7

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Singapore (continued)
CapitaLand Integrated Commercial Trust, REIT	47,100	$ 76,069
CapitaLand, Ltd.	25,900	72,480
City Developments, Ltd.	4,800	28,508
ComfortDelGro Corp., Ltd.	21,000	26,727
DBS Group Holdings, Ltd.	18,600	398,552
Genting Singapore, Ltd.	59,000	40,399
Jardine Cycle & Carriage, Ltd.	1,000	16,753
Keppel Corp., Ltd.	14,900	58,997
Keppel, REIT	20,200	18,342
Mapletree Commercial Trust, REIT	22,800	35,975
Mapletree Industrial Trust, REIT	17,400	35,484
Mapletree Logistics Trust, REIT	30,300	43,524
Olam International, Ltd.	7,300	9,345
Oversea-Chinese Banking Corp., Ltd.	41,900	366,422
SATS, Ltd. (B) (C)	7,000	22,663
Sea, Ltd., ADR (B) (C)	3,736	833,987
Sembcorp Industries, Ltd.	9,300	12,736
Singapore Airlines, Ltd. (B)	13,600	56,177
Singapore Exchange, Ltd.	8,600	63,815
Singapore Technologies Engineering, Ltd.	15,600	45,165
Singapore Telecommunications, Ltd.	72,200	131,116
Suntec, REIT	22,300	25,892
United Overseas Bank, Ltd.	16,000	307,592
UOL Group, Ltd.	4,900	28,811
Venture Corp., Ltd.	2,800	41,804
Wilmar International, Ltd.	29,600	119,405

		3,012,959

Spain - 2.3%
ACS Actividades de Construccion y Servicios SA	2,813	93,431
Aena SME SA (B) (C) (D)	765	124,346
Amadeus IT Group SA (B)	4,688	332,682
Banco Bilbao Vizcaya Argentaria SA	69,386	360,937
Banco Santander SA (B)	180,447	614,394
CaixaBank SA	45,386	140,770
Cellnex Telecom SA (C) (D)	4,052	233,830
EDP Renovaveis SA	2,540	54,391
Endesa SA	3,305	87,631
Ferrovial SA (C)	5,186	135,494
Grifols SA, ADR	2,720	47,029
Grifols SA (C)	3,060	80,308
Iberdrola SA	60,777	784,671
Industria de Diseno Textil SA	11,676	385,611
Naturgy Energy Group SA (C)	3,531	86,735
Red Electrica Corp. SA	4,504	79,933
Repsol SA	15,010	186,291
Siemens Gamesa Renewable Energy SA (C)	2,339	90,718
Telefonica SA	54,633	245,090

		4,164,292

Sweden - 4.0%
AAK AB	1,834	41,598
AddTech AB, B Shares	2,705	40,344
Akelius Residential Property AB, D Shares	2,289	3,987
Alfa Laval AB (B)	3,099	93,863
Assa Abloy AB, B Shares	10,320	297,181
Atlas Copco AB, A Shares	6,726	410,213
Atlas Copco AB, B Shares	4,061	211,756
Axfood AB (C)	1,092	26,159
Beijer Ref AB	832	36,635
Boliden AB	2,846	105,791
Castellum AB (C)	2,539	56,103
Electrolux AB, Series B (C)	2,629	73,052
Elekta AB, B Shares (C)	3,836	49,841

	Shares	Value
COMMON STOCKS (continued)
Sweden (continued)
Embracer Group AB (B)	1,927	$ 53,103
Epiroc AB, Class A	6,515	147,846
Epiroc AB, Class B	4,058	84,709
EQT AB	2,182	71,972
Essity AB, Class B (C)	6,333	200,461
Evolution Gaming Group AB (D)	1,679	247,719
Fabege AB (C)	2,823	38,136
Fastighets AB Balder, B Shares (B) (C)	1,058	52,510
Getinge AB, B Shares (C)	2,274	63,266
H & M Hennes & Mauritz AB, B Shares (B) (C)	7,904	178,414
Hexagon AB, B Shares	2,929	270,711
Holmen AB, B Shares	964	42,403
Hufvudstaden AB, A Shares (C)	1,225	17,849
Husqvarna AB, B Shares	4,303	62,104
ICA Gruppen AB	963	47,176
Industrivarden AB, A Shares (B)	1,668	61,467
Industrivarden AB, C Shares (B)	1,749	61,482
Indutrade AB (B)	2,762	63,883
Intrum AB (C)	671	21,555
Investment AB Latour, B Shares	1,294	33,581
Investor AB, A Shares	1,362	108,209
Investor AB, B Shares	4,740	378,708
Kinnevik AB, Class B (B) (C)	2,517	122,611
L E Lundbergforetagen AB, B Shares (B)	664	36,322
Lifco AB, B Shares	441	41,083
Lundin Energy AB	1,993	62,742
Nibe Industrier AB, B Shares	3,709	115,232
Saab AB, B Shares (B) (C)	847	23,225
Sagax AB, D Shares	1,244	4,617
Samhallsbyggnadsbolaget i Norden AB (C)	8,737	27,245
Samhallsbyggnadsbolaget i Norden AB, D Shares	1,385	4,727
Sandvik AB (B)	11,356	310,859
Securitas AB, B Shares	3,331	56,750
Sinch AB (B) (D)	466	82,119
Skandinaviska Enskilda Banken AB, C Shares (B)	148	1,810
Skandinaviska Enskilda Banken AB, Class A (B) (C)	16,710	204,075
Skanska AB, B Shares (C)	4,165	104,647
SKF AB, B Shares	3,927	111,823
Spotify Technology SA (B)	1,227	328,775
SSAB AB, A Shares (B)	2,469	13,078
SSAB AB, B Shares (B)	6,494	31,463
Svenska Cellulosa AB SCA, Class B (B) (C)	6,238	110,607
Svenska Handelsbanken AB, A Shares	15,988	173,998
Svenska Handelsbanken AB, B Shares (C)	367	4,497
Sweco AB, B Shares	1,659	27,142
Swedbank AB, A Shares	9,659	170,545
Swedish Match AB	1,688	132,038
Swedish Orphan Biovitrum AB (B)	2,023	32,412
Tele2 AB, B Shares	5,212	70,440
Telefonaktiebolaget LM Ericsson, B Shares	27,815	368,737
Telia Co. AB	25,534	110,821
Trelleborg AB, B Shares (B)	2,524	64,285
Volvo AB, B Shares (B) (C)	16,525	418,798
Wallenstam AB, B Shares	2,152	29,454

		7,150,764

Switzerland - 8.5%
ABB, Ltd.	19,854	602,486
Alcon, Inc. (B)	5,200	365,655
Chocoladefabriken Lindt & Spruengli AG	12	188,334
Cie Financiere Richemont SA	5,432	523,721

Transamerica ETF Trust	Page 8

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Switzerland (continued)
Credit Suisse Group AG	24,198	$ 254,591
Geberit AG	385	246,099
Givaudan SA	83	321,188
Glencore PLC (B)	113,838	446,450
Kuehne & Nagel International AG	524	150,160
LafargeHolcim, Ltd. (B)	5,320	313,949
Lonza Group AG	775	435,117
Nestle SA	29,980	3,355,568
Novartis AG	25,672	2,203,185
Partners Group Holding AG	194	248,800
Roche Holding AG	7,594	2,469,908
Schindler Holding AG	626	183,184
SGS SA	54	153,827
Siemens Energy AG (B)	4,159	149,624
Sika AG	1,475	423,152
STMicroelectronics NV (C)	6,827	260,933
Swatch Group AG	909	120,972
Swiss Re AG	2,940	290,392
Swisscom AG (C)	264	142,217
UBS Group AG	40,157	624,446
Zurich Insurance Group AG	1,566	671,226

		15,145,184

United Kingdom - 12.3%
3i Group PLC	10,126	161,154
Admiral Group PLC	2,686	114,919
Anglo American PLC	14,185	556,307
Ashtead Group PLC	4,676	279,156
Associated British Foods PLC (B)	3,707	123,516
AstraZeneca PLC	13,660	1,365,821
Auto Trader Group PLC (B) (D)	10,084	77,133
AVEVA Group PLC	1,196	56,467
Aviva PLC	40,882	230,245
B&M European Value Retail SA	8,852	64,461
BAE Systems PLC	33,557	233,808
Barclays PLC	169,818	435,607
Barratt Developments PLC (B)	10,597	109,187
Berkeley Group Holdings PLC	1,292	79,128
BP PLC	209,815	852,958
British American Tobacco PLC	23,774	909,900
British Land Co. PLC, REIT	9,761	67,983
BT Group PLC (B)	91,281	194,956
Bunzl PLC	3,507	112,401
Burberry Group PLC (B)	4,212	110,327
CNH Industrial NV (B)	10,365	160,741
Coca-Cola European Partners PLC	2,082	108,597
Compass Group PLC (B)	18,579	374,633
ConvaTec Group PLC (D)	16,686	45,146
Croda International PLC	1,483	129,886
Diageo PLC	24,261	1,000,673
Direct Line Insurance Group PLC	14,200	61,381
Dr. Martens PLC (B)	4,787	29,932
DS Smith PLC (B)	14,285	80,354
Farfetch, Ltd., Class A (B) (C)	2,203	116,803
Ferguson PLC	2,416	288,935
GlaxoSmithKline PLC	52,126	926,307
Halma PLC	3,951	129,411
Hargreaves Lansdown PLC	2,863	60,891
HSBC Holdings PLC	215,331	1,257,295
Imperial Brands PLC	9,879	203,361
Informa PLC (B)	15,631	120,727
InterContinental Hotels Group PLC (B)	1,953	134,054
Intertek Group PLC	1,679	129,771
J Sainsbury PLC	18,055	60,408
JD Sports Fashion PLC (B)	5,153	58,626
Johnson Matthey PLC	2,070	86,051

	Shares	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Kingfisher PLC (B)	21,964	$ 96,457
Land Securities Group PLC, REIT	7,818	74,438
Legal & General Group PLC	62,097	239,120
Lloyds Banking Group PLC (B)	737,261	432,666
London Stock Exchange Group PLC	3,328	318,660
M&G PLC	27,055	77,418
Melrose Industries PLC (B)	50,555	116,414
Mondi PLC	5,053	128,975
National Grid PLC	39,699	473,236
Natwest Group PLC	47,962	129,865
Next PLC (B)	1,383	150,093
NMC Health PLC (B) (E) (F) (G)	1,067	0
Ocado Group PLC (B)	6,312	177,221
Pearson PLC	7,843	83,495
Persimmon PLC	3,320	134,670
Phoenix Group Holdings PLC	8,526	86,366
Prudential PLC	27,155	577,160
Reckitt Benckiser Group PLC	7,664	687,100
RELX PLC	20,629	517,721
Rentokil Initial PLC (B)	19,296	128,960
Rightmove PLC (B)	9,224	74,093
Rio Tinto PLC	11,238	860,532
Rio Tinto, Ltd.	3,863	325,855
Rolls-Royce Holdings PLC (B) (C)	87,074	126,503
RSA Insurance Group PLC	10,773	101,221
Sage Group PLC	11,663	98,608
Schroders PLC	1,294	62,487
Segro PLC, REIT	12,400	160,407
Severn Trent PLC	2,521	80,208
Smith & Nephew PLC	9,208	175,065
Smiths Group PLC	4,125	87,503
Spirax-Sarco Engineering PLC	767	120,638
SSE PLC	10,908	218,974
St. James’s Place PLC	5,600	98,433
Standard Chartered PLC	27,588	190,126
Standard Life Aberdeen PLC	22,719	90,870
Subsea 7 SA (B)	2,373	23,879
Taylor Wimpey PLC (B)	37,936	94,448
Tesco PLC	80,456	254,035
THG PLC (B)	3,838	33,016
Unilever PLC	27,360	1,531,083
United Utilities Group PLC	7,096	90,639
Vodafone Group PLC	278,878	507,432
Weir Group PLC (B)	2,702	66,246
Whitbread PLC (B)	2,096	99,075
WM Morrison Supermarkets PLC	25,075	63,120
WPP PLC	12,813	162,745

		22,126,693

United States - 0.1%
Flex, Ltd. (B)	5,194	95,102

Total Common Stocks (Cost $153,396,762)		176,836,819

PREFERRED STOCKS - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG, 3.62% (H)	592	47,208
Henkel AG & Co. KGaA, 1.93% (H)	1,854	208,879
Porsche Automobil Holding SE, 2.30% (H)	1,593	169,289
Sartorius AG, 0.16% (H)	355	177,407

Transamerica ETF Trust	Page 9

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

	Shares	Value
PREFERRED STOCKS (continued)
Germany (continued)
Volkswagen AG, 1.97% (H)	1,910	$ 535,615

Total Preferred Stocks (Cost $791,244)		1,138,398

RIGHTS - 0.0% (A)
Australia - 0.0% (A)
Computershare, Ltd., (B) Exercise Price AUD 13.55, Expiration Date 04/19/2021	1	1

Austria - 0.0%
Buwog AG, (B) (E) (F) (G) Exercise Price EUR 29, Expiration Date 12/31/2099	152	0

Italy - 0.0%
Snam SpA, (B) (E) (F) (G) Exercise Price EUR 4.46, Expiration Date 04/07/2021	20,182	0

Total Rights (Cost $0)		1

OTHER INVESTMENT COMPANY - 2.9%
Securities Lending Collateral - 2.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.03% (H)	5,110,972	5,110,972

Total Other Investment Company (Cost $5,110,972)		5,110,972

Total Investments (Cost $159,298,978)		183,086,190
Net Other Assets (Liabilities) - (2.1)%		(3,823,862)

Net Assets - 100.0%		$ 179,262,328

Transamerica ETF Trust	Page 10

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI EAFE Index	12	06/18/2021	$1,314,531	$1,315,200	$669	$—

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Banks	8.2%	$15,036,731
Pharmaceuticals	7.4	13,476,771
Insurance	4.7	8,709,098
Chemicals	3.5	6,374,923
Machinery	3.4	6,169,312
Automobiles	3.3	5,996,053
Metals & Mining	3.1	5,742,185
Food Products	3.1	5,728,781
Oil, Gas & Consumable Fuels	3.1	5,602,750
Textiles, Apparel & Luxury Goods	2.7	5,013,271
Semiconductors & Semiconductor Equipment	2.7	5,001,523
Capital Markets	2.4	4,430,208
Electric Utilities	2.0	3,648,915
Electrical Equipment	2.0	3,634,196
Health Care Equipment & Supplies	1.9	3,507,810
Electronic Equipment, Instruments & Components	1.9	3,492,706
Personal Products	1.9	3,408,148
Real Estate Management & Development	1.8	3,330,985
Beverages	1.8	3,288,197
IT Services	1.7	3,205,957
Diversified Telecommunication Services	1.7	3,170,213
Software	1.6	2,989,708
Wireless Telecommunication Services	1.5	2,806,541
Household Durables	1.5	2,763,385
Entertainment	1.5	2,695,570
Professional Services	1.5	2,685,079
Trading Companies & Distributors	1.4	2,642,344
Food & Staples Retailing	1.4	2,544,458
Industrial Conglomerates	1.4	2,501,198
Hotels, Restaurants & Leisure	1.4	2,498,561
Equity Real Estate Investment Trusts	1.4	2,492,273
Building Products	1.1	2,069,324
Aerospace & Defense	1.1	1,981,858
Auto Components	1.0	1,783,342
Road & Rail	1.0	1,762,685
Specialty Retail	0.9	1,737,645
Diversified Financial Services	0.9	1,588,860
Multi-Utilities	0.8	1,549,560
Household Products	0.8	1,501,722
Construction & Engineering	0.8	1,474,721
Tobacco	0.8	1,464,530
Biotechnology	0.8	1,462,036
Internet & Direct Marketing Retail	0.8	1,445,141
Air Freight & Logistics	0.7	1,218,736
Construction Materials	0.6	1,142,603
Multiline Retail	0.6	1,041,081
Health Care Providers & Services	0.5	943,845
Life Sciences Tools & Services	0.5	891,271
Transportation Infrastructure	0.5	841,617
Gas Utilities	0.4	840,086
Commercial Services & Supplies	0.4	755,607
Media	0.4	747,796
Technology Hardware, Storage & Peripherals	0.4	688,585

Transamerica ETF Trust	Page 11

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

INVESTMENTS BY INDUSTRY (continued):

Industry	Percentage of Total Investments		Value
Paper & Forest Products	0.4%		$677,332
Communications Equipment	0.3		605,050
Leisure Products	0.3		499,702
Interactive Media & Services	0.3		498,882
Marine	0.3		482,945
Health Care Technology	0.2		425,980
Containers & Packaging	0.2		316,223
Airlines	0.2		301,453
Independent Power & Renewable Electricity Producers	0.1		244,302
Water Utilities	0.1		170,847
Energy Equipment & Services	0.1		125,359
Consumer Finance	0.0	(A)	56,773
Distributors	0.0	(A)	33,015
Diversified Consumer Services	0.0	(A)	16,854

Investments	97.2		177,975,218
Short-Term Investments	2.8		5,110,972

Total Investments	100.0%		$183,086,190

INVESTMENT VALUATION:

Valuation Inputs (I)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs (J)	Value
ASSETS
Investments
Common Stocks	$2,812,954	$174,023,865	$0	$176,836,819
Preferred Stocks	—	1,138,398	—	1,138,398
Rights	—	1	0	1
Other Investment Company	5,110,972	—	—	5,110,972

Total Investments	$7,923,926	$175,162,264	$0	$183,086,190

Other Financial Instruments
Futures Contracts (K)	$669	$—	$—	$669

Total Other Financial Instruments	$669	$—	$—	$669

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Percentage rounds to less than 0.1% or (0.1)%.
(B)	Non-income producing securities.
(C)	All or a portion of the securities are on loan. The total value of all securities on loan is $13,459,654, collateralized by cash collateral of $5,110,972 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $9,038,080. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(D)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2021, the total value of 144A securities is $3,149,025, representing 1.8% of the Fund’s net assets.
(E)	Securities deemed worthless.
(F)	Securities are Level 3 of the fair value hierarchy.
(G)	Fair valued as determined in good faith in accordance with procedures established by the Board. At March 31, 2021, the total value of securities is $0, representing 0.00% of the Fund’s net assets.
(H)	Rates disclosed reflect the yields at March 31, 2021.
(I)	There were no transfers in or out of Level 3 during the period ended March 31, 2021. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(J)	Level 3 securities were not considered significant to the Fund.
(K)	Derivative instruments are valued at unrealized appreciation (depreciation).

CURRENCY ABBREVIATIONS:

AUD	Australian Dollar
EUR	Euro

Transamerica ETF Trust	Page 12

DeltaShares® S&P International Managed Risk ETF

SCHEDULE OF INVESTMENTS (continued)

At March 31, 2021

(unaudited)

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
CDI	CHESS Depositary Interests
CVA	Commanditaire Vennootschap op Aandelen (Dutch Certificate)
EAFE	Europe, Australasia and Far East
J-REIT	Japan-Real Estate Investment Trust
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

Transamerica ETF Trust	Page 13

DeltaShares® S&P International Managed Risk ETF

NOTES TO SCHEDULE OF INVESTMENTS

At March 31, 2021

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at March 31, 2021, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Rights: Rights may be priced intrinsically using a model that incorporates the subscription or strike price, the daily market price for the underlying security, and a subscription ratio. If the inputs are unavailable, or if the subscription or strike price is higher than the market price, then the rights are priced at zero. Rights are generally categorized in Level 2 of the fair value hierarchy, or Level 3 if inputs are unobservable.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

Transamerica ETF Trust	Page 14